Other Payable - Schedule of Other Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payable [Abstract]
Payable for cultivation facilities purchase	$ 3,865,755	$ 2,596,086
Other	28,088	9,506
Total	$ 3,893,843	$ 2,605,592